DERIVATIVE INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2020
DERIVATIVE INSTRUMENTS
Schedule of fair value of outstanding derivative instruments

The fair value of the Group's outstanding derivative instruments and the effect of derivative instruments in cash flow hedging relationship on other comprehensive income for the periods ended June 30, 2020 and December 31, 2019 are summarized below:

Foreign exchange forward		June 30,	December 31,
and options contracts	Balance sheet	2020	2019
		Unaudited	Audited

Fair value of foreign exchange forward and options collar (cylinder) contracts	"Other receivables and prepaid expenses"	$1,776	$—

Gains recognized in other comprehensive income (effective portion)	"Other comprehensive income (loss)"	$1,776	$244